Fair Value of Assets and Liabilities - The Sensitivities Related to Market Servicing Rates and Prepayment Rates (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Change in servicing rate	0.10%	0.10%
Fair Value, Measurements, Recurring [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Weighted-average market servicing rate assumptions	0.65%	0.63%	[1]	0.57%	[1]
Servicing assets, rate increase	$ (7,203)	$ (5,673)		$ (3,504)
Servicing liabilities, rate increase	389	964		1,589
Servicing assets, rate decrease	7,265	5,812		3,610
Servicing liabilities, rate decrease	$ (327)	$ (825)		$ (1,483)

[1]	Represents total market servicing rates, which include collection fees.